Capital Lease Obligations (Details Textual) (HKD) In Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Capital Lease Interest Expense	380	153	609	1,631
Minimum [Member]
Capital Lease Term	4 years
Lease Payments Discount Rate		4.47%	5.46%	4.47%
Maximum [Member]
Capital Lease Term	5 years
Lease Payments Discount Rate		6.31%	6.77%	7.12%